SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of entity's revenue

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Specimens – contracts with customers	$2,671,655	$2,223,057	$8,448,164	$5,408,012
Shipping and other	46,879	27,090	138,053	58,363
Revenue	$2,718,534	$2,250,147	$8,586,217	$5,466,375

The following table summarizes the Company’s revenue for the years ended December 31:

	2020	2019
Specimens – contracts with customers	$8,086,324	$4,215,002
Shipping and other	97,782	83,348
Revenue	$8,184,106	$4,298,350

Summary of total shares outstanding

	2020	2019
Shares issuable upon conversion of preferred stock	1,291,012	1,291,012
Shares issuable upon exercise of stock options	251,847	224,884
Shares issuable upon exercise of warrants to purchase common stock	23,309	23,309

Summary of estimated useful lives

Asset category	Estimated Useful Life
Website	3 years
Computer equipment and purchased software	5 years
Equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Schedule of common stock equivalents excluded from diluted net loss per share

	Nine months ended September 30,
	2021	2020
Shares issuable upon conversion of preferred stock	—	1,291,012
Shares issuable upon vesting of RSUs	284,267	—
Shares issuable upon exercise of stock options	269,770	253,575
Shares issuable upon exercise of Lender Warrant to purchase common stock	12,500	23,309
Shares issuable upon exercise of Underwriter Warrants to purchase common stock	90,000	—